Risk Management (Details 26) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of all assets and liabilities measured at fair value
Balance on	R$ 447,131,742	R$ 383,380,709
Level 3
Reconciliation of all assets and liabilities measured at fair value
Balance on	7,238,831	5,291,960	R$ 6,274,018
Included in the statement of income and other comprehensive income	(719,134)	(1,161,070)
Acquisitions	4,098,466	2,194,071
Write-offs	(1,432,461)	(452,834)
Transfer levels		(1,562,225)
Level 3 | Derivatives
Reconciliation of all assets and liabilities measured at fair value
Balance on	(4,903)	(8,617)	(20,382)
Acquisitions	3,714	11,793
Write-offs		(28)
Level 3 | Financial assets held for trading
Reconciliation of all assets and liabilities measured at fair value
Balance on	352,446	287,224	209,210
Included in the statement of income and other comprehensive income	15,868	13,155
Acquisitions	74,908	3,833
Write-offs	(25,554)	(7,633)
Transfer with categories		274,001
Transfer levels		(205,342)
Level 3 | Financial assets available for sale
Reconciliation of all assets and liabilities measured at fair value
Balance on	6,891,288	5,013,353	R$ 6,085,190
Included in the statement of income and other comprehensive income	(735,002)	(1,174,225)
Acquisitions	4,019,844	2,178,445
Write-offs	R$ (1,406,907)	(445,173)
Transfer with categories		(274,001)
Transfer levels		R$ (1,356,883)